EXHIBIT 99.3

John Deere Owner Trust 2008
Servicer’s Certificate

$197,800,000 Class A-1 2.74080% Asset Backed Notes due May 8, 2009
$194,800,000 Class A-2 3.63% Asset Backed Notes due March 15, 2011
$151,270,000 Class A-3 4.18% Asset Backed Notes due July 15, 2012
$100,000,000 Class A-4 4.89% Asset Backed Notes due March 16, 2015
$9,808,817 Asset Backed Certificates

Scheduled Payment Date (30/360)		15-Oct-08
Actual Payment Date (A/360)		15-Oct-08
Collection Period Begin Date		25-Aug-08
Collection Period End Date		28-Sep-08
Days in accrual period (30/360)		30
Days in accrual period (ACT/360)		30

(1) Total Distribution Amount:		$29,235,530.09
(a)	Total cash receipts during the month:	$20,810,918.68
(b)	Administrative repurchases during the month:	$8,405,294.11
(c)	Investment earnings on cash accounts:	$19,317.30

(2)	(a) Administration Fee:	$100.00
	(b) Administration Fee Shortfall:	$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:	$1,668,856.78
	Noteholders’ Interest Carryover Shortfall:	$0.00

(a) (i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$145,162.95
(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

(b) (i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$589,270.00
(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

(c) (i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$526,923.83
(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

(d) (i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$407,500.00
(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:	$26,327,464.85
Noteholders’ Principal Carryover Shortfall:		$0.00

(a)	(i) Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$26,327,464.85
	(ii) % of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
	(iii) Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
	(iv) Class A-1 Noteholders’ Principal Distributable Amount:	$26,327,464.85

(b)	(i) Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
	(ii) % of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
	(iii) Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
	(iv) Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

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(c)	(i) Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
	(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
	(iii) Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
	(iv) Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

(d)	(i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
	(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
	(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
	(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5) Noteholders’ Distributable Amount:		$27,996,321.63

(6) Reserve Account balance:
	(a) Beginning balance:	$9,805,183.00
	(b) Amount of deposit from Collection Account to Reserve Account:	$810,537.64
	(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(ii) Amount of excess to Reserve Account from Collection Account:	$810,537.64
	(c) Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
	(i) Interest Amount included above:	$0.00
	(ii) Principal Amount included above:	$0.00
	(d) Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$810,537.64
	(e) Ending Balance (after giving effect to all distributions):	$9,805,183.00
	(f) Specified Reserve Account Balance:	$9,805,183.00

(7) Servicing Fee:		$428,570.82
	(a) Amount of Servicing Fee earned:	$428,570.82
	(b) Amount of Servicing Fee paid:	$428,570.82
	(c) Amount of Servicing Fee Shortfall:	$0.00

(8) Amount paid to Indenture Trustee:		$0.00

(9) Amount paid to Owner Trustee:		$0.00

(10)	(a) Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b) % of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c) Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d) Certificateholders’ Principal Distributable Amount:	$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):	$810,537.64

(12)	(a) Pool Balance (excluding Accrued Interest) as of close of business on the last day of
	the related Collection Period:	$487,988,753.69

	(b) Note Value as of the end of the related Collection Period:	$493,107,809.77

	(c) Number of Accounts at the end of the related Collection Period:	11,357

(13)	After giving effect to all distributions on such Payment Date:
(a) (i) Outstanding Principal Balance of Class A-1 Notes:		$37,228,992.01
(ii) Class A-1 Note Pool Factor:		0.1882153

(b) (i) Outstanding Principal Balance of Class A-2 Notes:		$194,800,000.00
(ii) Class A-2 Note Pool Factor:		1.0000000

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(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$151,270,000.00
	(ii) Class A-3 Note Pool Factor:	1.0000000

(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$100,000,000.00
	(ii) Class A-4 Note Pool Factor:	1.0000000

(e)	(i) Outstanding Principal Balance of the Certificates:	$9,808,817.00
	(ii) Certificate Pool Factor:	1.0000000

(14) Aggregate amount of Purchased Receivables for related Collection Period:		$0.00

(15) (i)	Aggregate amount of net losses for the collection period:	$187,504.85
(ii)	Cumulative amount of net losses:	$460,926.96
(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.07%

(16) (i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.39%
(ii)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	1.15%

(17) Collateral Composition:
(a)	Number of loans at the beginning of the period:	11,613
(b)	Number of loans at the end of the period:	11,357
(c)	Weighted average remaining term on receivables:	39.57
(d)	Prepayment amount - monthly:	$11,794,035.27
(e)	Prepayment amount - life-to-date:	$76,550,248.24
(f)	Weighted average APR of the pool assets:	6.44%
(g)	Pool Factor:	0.75

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